Subsequent Events (Details) $ in Millions	Oct. 01, 2022 USD ($) item	Sep. 30, 2022 item	Aug. 05, 2022 USD ($)
Subsequent Event [Line Items]
Number of vessels with purchase options | item	5	7
Amount of terminated related finance leases	$ 81.9
Cash	42.7
Nordea SEB Revolving Facility
Subsequent Event [Line Items]
Long-term Line of Credit	25.0
ABN CACIB Joint Bank Facility
Subsequent Event [Line Items]
Long-term Line of Credit	$ 14.2		$ 108.0